CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT (Other investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash, cash equivalents and other investments [Abstract]
Investments in debt instruments and other	$ 2,629	$ 3,001
Investments in debt instruments and other	252	252
Other investments, net – Non-current	$ 2,881	$ 3,253